Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

Revenue disaggregated by revenue source consists of the following:

December 31,	2020	2019
Cultivation and Production	$6,589,126	$4,239,459
Dispensary Sales	$11,523,445	$563,252
Intercompany Elimination	$(4,732,862)	$(331,087)
	$13,379,709	$4,462,624